Cover	Jun. 22, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-38905
Entity Registrant Name	NextCure, Inc.
Entity Central Index Key	0001661059
Entity Tax Identification Number	47-5231247
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9000 Virginia Manor Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Beltsville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20705
City Area Code	240
Local Phone Number	399-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	NXTC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false